Trading liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Trading liabilities

22	Trading liabilities

	2023	2022
	£m	£m
Deposits by banks[1]	5,313	4,337
Customer accounts[1]	4,955	5,812
Other debt securities in issue	21	812
Other liabilities – net short positions in securities	31,987	30,304
At 31 Dec	42,276	41,265
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.